Note 14: Credit Quality of Long-Term Receivables	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Note 14: Credit Quality of Long-Term Receivables

Note 14: Credit Quality of Long-Term Receivables

In July 2010, the FASB issued ASU No. 2010-20, “Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This ASU is intended to enhance a financial statement user's ability to evaluate the entity's credit risk exposures and adequacy of its allowance for credit losses by requiring additional disclosure about the nature of credit risk inherent in the portfolio of receivables, factors and methodologies used in estimating the allowance for credit losses and activity that occurs during a period for both financing receivables and allowance for credit losses. The scope of this ASU is limited to financing receivables, as defined by the ASU, and excludes short-term trade accounts receivable and receivables measured at fair value or lower of cost or fair value. We adopted the disclosures under this ASU for the reporting period ended December 31, 2010, with the exception of disclosures about activity that occurs during a reporting period, which became effective for interim and annual periods beginning on or after December 15, 2010. We adopted the interim disclosures required under this ASU during the quarter ended March 31, 2011.

A long-term or financing receivable represents a contractual right to receive money on demand or on fixed and determinable dates, including trade receivable balances with maturity dates greater than one year. Our long-term and financing receivables primarily represent balances related to the aerospace businesses such as long-term trade accounts receivable, leases, and notes receivable. We also have other long-term receivables in our commercial businesses; however, both the individual and aggregate amounts are not significant.

Our classes within aerospace long-term receivables are comprised of long-term trade accounts receivable and notes and leases receivable. Long-term trade accounts receivable represent amounts arising from the sale of goods and services with a contractual maturity date of greater than one year and are recognized as “Other assets” in our Consolidated Balance Sheet. Notes and leases receivable represent notes and lease receivables other than receivables related to operating leases, and are recognized as “Customer financing assets” in our Consolidated Balance Sheet. The following table summarizes the balance by class of aerospace long-term receivables as of December 31, 2011 and 2010:

(Dollars in millions)	December 31, 2011	December 31, 2010
Long-term trade accounts receivable	$204	$198
Notes and leases receivable	365	416
Total long-term receivables	$569	$614

Economic conditions and air travel influence the operating environment for most airlines, and the financial performance of our aerospace businesses is directly tied to the economic conditions of the commercial aerospace and defense industries. Additionally, the value of the collateral is also closely tied to commercial airline performance and may be subject to exposure of reduced valuation as a result of market declines. We determine a receivable is impaired when, based on current information and events, it is probable that we will be unable to collect amounts due according to the contractual terms of the receivable agreement. Factors considered in assessing collectability and risk include, but are not limited to, examination of credit quality indicators and other evaluation measures, underlying value of any collateral or security interests, significant past due balances, historical losses, and existing economic conditions.

Long-term receivables can be considered delinquent if payment has not been received in accordance with the underlying agreement. If determined delinquent, long-term trade accounts receivable and notes and leases receivable balances accruing interest may be placed on nonaccrual status. We record potential losses related to long-term receivables when identified. The reserve for credit losses on these receivables relates to specifically identified receivables that are evaluated individually for impairment. For notes and leases receivable we determine a specific reserve for exposure based on the difference between the carrying value of the receivable and the estimated fair value of the related collateral in connection with the evaluation of credit risk and collectability. For long-term trade accounts receivable we evaluate credit risk and collectability individually to determine if an allowance is necessary. Uncollectible long-term receivables are written-off when collection of the indebtedness has been pursued for a reasonable period of time without collection; the customer is no longer in operation; or judgment has been levied, but the underlying assets are not adequate to satisfy the indebtedness. At both December 31, 2011 and 2010, we do not have any significant balances that are considered to be delinquent, on non-accrual status, past due 90 days or more, or considered to be impaired.

The following table provides the balance of aerospace long-term receivables at December 31, 2011 and 2010 and summarizes the associated reserve for estimated credit losses and exposures at December 31, 2011 and 2010, and the changes in the reserve for the year ended December 31, 2011:

(Dollars in millions)
Beginning balance of the reserve for credit losses and exposure as of January 1, 2011	$42
Provision	25
Charge-offs	-
Recoveries	(9)
Other	12
Ending balance of the reserve for credit losses and exposure: individually evaluated for impairment as of December 31, 2011	$70
Ending balance of long-term receivables: individually evaluated for impairment as of December 31, 2011	$569

Ending balance of the reserve for credit losses and exposure: individually evaluated for impairment as of December 31, 2010	$42
Ending balance of long-term receivables: individually evaluated for impairment as of December 31, 2010	$614

We determine credit ratings for each customer in the portfolio based upon public information and information obtained directly from our customers. We conduct a review of customer credit ratings, published historical credit default rates for different rating categories, and multiple third party aircraft value publications as a basis to validate the reasonableness of the allowance for losses on these balances quarterly or when events and circumstances warrant. The credit ratings listed below range from “A” which indicates an extremely strong capacity to meet financial obligations and the receivable is either collateralized or uncollateralized, to “D” which indicates that payment is in default and the receivable is uncollateralized. There can be no assurance that actual results will not differ from estimates or that consideration of these factors in the future will not result in an increase or decrease to the allowance for credit losses on long-term receivables.

The following table summarizes the credit risk profile by creditworthiness category for aerospace long-term receivable balances at December 31, 2011 and 2010:

	December 31, 2011		December 31, 2010
(Dollars in millions)	Long-term trade accounts receivable	Notes and leases receivable	Long-term trade accounts receivable	Notes and leases receivable
A - (low risk, collateralized/uncollateralized)	$201	$-	$193	$-
B - (moderate risk, collateralized/uncollateralized)	3	295	5	336
C - (high risk, collateralized/uncollateralized)	-	70	-	80
D - (in default, uncollateralized)	-	-	-	-
Total	$204	$365	$198	$416